Schedule of principal terms and position (Details)			12 Months Ended
	Mar. 10, 2026	Feb. 12, 2026	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Promissory notes, description	10 March 2027	12 February 2027
Coupon [member]
IfrsStatementLineItems [Line Items]
Promissory notes, description			9% per annum on the outstanding balance, computed on a 360-day year of twelve 30-day months, compounding daily and not payable periodically
Default rate [member]
IfrsStatementLineItems [Line Items]
Promissory notes, description			The lesser of 22% per annum and the maximum rate permitted by law
Repayment profile [member]
IfrsStatementLineItems [Line Items]
Promissory notes, description			A single bullet at maturity of principal, accrued interest, fees and charges. Nothing amortises and no interest is payable before maturity
Prepayment [member]
IfrsStatementLineItems [Line Items]
Promissory notes, description			Permitted, subject to a make-whole under which interest that would have accrued to maturity is payable on any amount repaid early, including on acceleration, change of control, asset sale or refinancing
Mandatory prepayment [member]
IfrsStatementLineItems [Line Items]
Promissory notes, description			On receipt of the proceeds of any fundraising or financing transaction, the lesser of 5% of the amount raised and the outstanding balance, within two trading days
Trigger events [member]
IfrsStatementLineItems [Line Items]
Promissory notes, description			Non-payment within one day, insolvency, an unvacated money judgment exceeding USD 250,000 for 20 days, and breach of any other financing agreement exceeding USD 500,000, which operates as a cross-default
Effect of a trigger event [member]
IfrsStatementLineItems [Line Items]
Promissory notes, description			The lender may increase the outstanding balance by 20% for each major trigger event and 5% for each minor one, in each case up to twice
Security [member]
IfrsStatementLineItems [Line Items]
Promissory notes, description			Security Agreement and Intellectual Property Security Agreement, both dated 12 February 2026, described below
Carrying amounts [member]
IfrsStatementLineItems [Line Items]
Promissory notes, description			USD 8,662,042 for the two notes combined